Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll expenses	$ 146,155	$ 137,332
Accrued interest expense	244,427	351,085
Accrued general and administrative expenses	89,397	86,043
Accrued commissions	118,706	32,586
Other accrued expenses	253,757	97,462
Total	$ 852,442	$ 704,508